Other non-current financial liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Non-Current Financial Liabilities

(EUR thousand)		As of March 31
Other non-current financial liabilities	Notes	2022	2021	2020
Put options related to acquisitions		15,419	7,423	—
Lease liabilities non-current	14	11,319	19,122	27,750
Other non-current liabilities	17	2,967	2,926	2,003
Closing balance as of March 31		29,705	29,471	29,753

Disclosure of Reconciliation of Put Options Liabilities

(EUR thousand)	For the financial year ended March 31
	2022	2021
	Put options	Put options
Opening balance as of April 1	7,423	—
Acquisition of subsidiaries	6,792	7,374
Changes in fair value recognized in income statement	1,925	—
Derecognition of options	(895)	—
Exchange differences	174	49
Closing balance as of March 31	15,419	7,423

Disclosure of Significant Unobservable Inputs Used in Fair Value Measurement of Put Options
The key assumptions used in the valuation were:

	ZigZag	Yocuda	Relationship of the unobservable inputs to fair value
Revenue volatility	—	17.2%	The higher the revenue volatility, the higher the fair value
Gross profit volatility	41.7%	—	The higher the gross profit volatility, the lower the fair value
IRR	14.6%	21.6%	The higher the IRR, the lower the fair value
Exit probability (Sale, Disposal or Listing)	10%	10%	n/a
Exit initiated by Managers	90%	90%	n/a

Disclosure of Sensitivity Analysis of Fair Value Measurement to Changes in Unobservable Inputs, Put Options
For the fair values of the put options, reasonably possible changes at the reporting date to one significant input, holding other inputs constant would effect the income statement:

(EUR thousand)	For the financial year ended March 31
	2022		2021
	ZigZag	Yocuda	ZigZag
Expected volatility 5% decrease	(280)	66	(307)
Expected volatility 5% increase	294	(71)	279